UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22936

Diversified Real Asset Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       May 31

Date of reporting period:  August 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

DRA

Diversified Real Asset Income Fund
Portfolio of Investments	August 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Interest Rate (2)	Maturity (2)	Value

	LONG-TERM INVESTMENTS – 134.2% (97.1% of Total Investments)

	WHOLE LOANS – 8.5% (6.1% of Total Investments) (3), (4), (5)

	Commercial Loans – 5.2% (3.8% of Total Investments)

$2,210	150 North Pantano I, AZ	4.900%	8/01/19	$2,210,241
3,750	Magnolia Retail Land, Magnolia, TX, (6)	6.900%	10/01/16	3,750,000
14,000	NCH Commercial Pool II, Rocky Point, Mexico, (6), (7)	11.925%	8/01/14	5,749,800
1,859	Palace Court, Santa Fe, NM, (6)	4.875%	11/01/16	948,046
4,523	RealtiCorp Fund III, Crystal River, FL, (6), (8)	5.925%	7/01/16	4,191,802
1,999	RL Stowe Portfolio, Belmont, NC and Chattanooga, TN	3.925%	1/01/20	1,648,548
28,341	Total Commercial Loans			18,498,437

	Multifamily Loans – 3.3% (2.3% of Total Investments)

4,906	NCH Multifamily Pool II, Rocky Point Mexico, (6), (7)	11.925%	8/01/14	40,316
4,400	NCH Multifamily Pool, Oklahoma City, OK, (6), (7)	11.925%	8/01/14	4,001,360
12,620	Sapphire Skies I, Cle Elum, WA, (6), (9)	1.925%	3/01/20	7,600,006
21,926	Total Multifamily Loans			11,641,682
$50,267	Total Whole Loans (cost $48,797,572)			30,140,119

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	CORPORATE NOTES – 2.2% (1.6% of Total Investments) (3), (4), (5)

	Diversified Financial Services – 2.2% (1.6% of Total Investments)

$8,000	Stratus III, Stratus Properties Inc., (6)	7.250%	12/31/16	$8,000,000
$8,000	Total Corporate Notes (cost $8,000,000)			8,000,000

Shares	Description (1)			Value

	COMMON STOCKS – 58.3% (42.2% of Total Investments)

	Air Freight & Logistics – 1.6% (1.2% of Total Investments)

190,305	BPost SA			$4,839,887
26,207	Oesterreichische Post AG			941,290
	Total Air Freight & Logistics			5,781,177

	Commercial Services & Supplies – 0.6% (0.4% of Total Investments)

142,298	Covanta Holding Corporation			2,118,817

	Diversified Telecommunication Services – 0.7% (0.5% of Total Investments)

1,207,398	HKBN Limited			1,347,857
389,129	Singapore Telecommunications Limited			1,148,151
	Total Diversified Telecommunication Services			2,496,008

	Electric Utilities – 8.4% (6.1% of Total Investments)

84	Alupar Investimento SA, (5)			140
113,680	Alupar Investimento SA			568,893
483	Alupar Investimento SA, (5)			807
2,032,122	AusNet Services			2,626,856
32,981	Brookfield Infrastructure Partners LP			1,581,109
686,933	Contact Energy Limited			2,591,880
124,817	EDP – Energias de Portugal, S.A.			418,378
79,964	Endesa S.A, (10)			1,628,716
3,081	Hafslund ASA, Class B Shares			28,840
1,448,034	HK Electric Investments Limited, 144A			1,357,027
1,432,311	Infratil Limited			3,512,782

NUVEEN	1

DRA	Diversified Real Asset Income Fund
	Portfolio of Investments (continued)	August 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Electric Utilities (continued)

155,120	Scottish and Southern Energy PLC	$3,063,584
102,044	Southern Company	5,237,919
3,123,448	Spark Infrastructure Group	5,962,468
175,568	Transmissora Alianca de Energia Eletrica SA	1,254,834
	Total Electric Utilities	29,834,233

	Gas Utilities – 1.6% (1.2% of Total Investments)

10,550	AmeriGas Partners, LP	483,507
24,274	Enagas	712,787
794,695	Snam Rete Gas S.p.A	4,405,620
	Total Gas Utilities	5,601,914

	Health Care Providers & Services – 0.6% (0.4% of Total Investments)

164,359	Sienna Senior Living Inc., Subscription	2,138,146

	Independent Power & Renewable Electricity Producers – 3.0% (2.2% of Total Investments)

14,400	Brookfield Renewable Energy Partners LP	432,864
94,481	Brookfield Renewable Energy Partners LP	2,844,372
2,429	NextEra Energy Partners LP	70,757
103,149	Pattern Energy Group Inc.	2,454,946
393,244	Renewables Infrastructure Group Limited	540,658
372,473	Saeta Yield S.A, (10)	3,724,734
40,358	TransAlta Renewables Inc.	433,308
	Total Independent Power & Renewable Electricity Producers	10,501,639

	Media – 0.2% (0.2% of Total Investments)

31,537	SES SA	724,314

	Multi-Utilities – 8.2% (5.9% of Total Investments)

146,071	CenterPoint Energy, Inc.	3,282,215
607,058	Centrica PLC	1,854,189
1,378,691	Duet Group	2,725,089
315,058	Engie	5,021,956
12,762,706	Keppel Infrastructure Trust	4,683,734
83,124	National Grid PLC	5,776,287
679,591	Redes Energeticas Nacionais SA	1,983,817
1,469,217	Vector Limited	3,677,920
	Total Multi-Utilities	29,005,207

	Oil, Gas & Consumable Fuels – 4.6% (3.3% of Total Investments)

21,390	AltaGas Limited	553,589
7,638	Enbridge Energy Partners LP	177,660
50,207	Enbridge Income Fund Holdings Inc.	1,205,596
230,518	Enterprise Products Partnership LP	6,085,676
22,984	Inter Pipeline Limited	499,850
57,571	Inter Pipeline Limited, (10)	1,256,430
50,402	Plains All American Pipeline LP	1,414,280
225,415	Plains GP Holdings LP, Class A	2,565,223
28,169	Spectra Energy Corporation	1,003,380
148,156	Veresen Inc.	1,459,643
	Total Oil, Gas & Consumable Fuels	16,221,327

	Real Estate Investment Trust – 24.1% (17.4% of Total Investments)

279,407	AEW UK REIT PLC	353,144
215	Agree Realty Corporation	10,318
16,541	Ares Commercial Real Estate Corporation	207,920
176,743	Armada Hoffler Properties Inc.	2,435,519
522,251	Ascendas Real Estate Investment Trust	939,128
29,854	Automotive Properties Real Estate Investment Trust, (WI/DD)	243,585
94,631	Blackstone Mortgage Trust Inc, Class A	2,821,896
32,065	Camden Property Trust	2,814,345
65,746	CapitaMall Trust	104,232

2	NUVEEN

Shares	Description (1)	Value

	Real Estate Investment Trust (continued)

1,541	Care Capital Properties, Inc.	$46,215
32,119	CareTrust REIT Inc.	477,288
76,066	Choice Properties Real Estate Investment Trust	798,710
136,430	City Office REIT, Inc.	1,768,133
2,606	Cofinimmo, SANV	320,918
985	Columbia Property Trust Inc.	23,226
91,518	Community Healthcare Trust Inc.	2,102,168
232,379	Crombie Real Estate Investment Trust	2,659,760
8,527	DiamondRock Hospitality Company	90,301
217,563	Dream Global Real Estate Investment Trust	1,484,817
80,684	Easterly Government Properties, Inc.	1,572,531
7,499	Entertainment Properties Trust	587,322
5,031	Equity Residential	326,361
42,966	Eurocommercial Properties NV	1,952,763
474,398	Fortune REIT	606,638
12,040	Four Corners Property Trust, Inc.	249,348
108,030	Franklin Street Properties Corporation	1,356,857
1,911,475	Frasers Centrepoint Trust	3,030,413
4,826,100	Frasers Logistics & Industrial Trust, (10)	3,453,666
81,941	Gaming and Leisure Properties Inc.	2,803,202
64,164	Hospitality Properties Trust	1,956,360
9,180	ICADE	708,392
191,806	Immobiliare Grande Distribuzione SIIQ SpA	154,900
85,875	Investors Real Estate Trust	570,210
912,448	Keppel DC REIT	817,048
155,090	Killam Apartment Real Estate I	1,462,912
6,234	LaSalle Hotel Properties	174,926
16,927	Lexington Corporate Properties Trust	182,642
100,672	Liberty Property Trust	4,150,707
32,216	LTC Properties Inc.	1,672,655
1,504,879	Mapletree Commercial Trust	1,723,081
2,254,091	Mapletree Greater China Commercial Trust	1,819,883
275,334	Mapletree Logistics Trust	216,234
104,205	Medical Properties Trust Inc.	1,591,210
58,609	MGM Growth Properties LLC	1,478,119
44,612	New Senior Investment Group Inc.	552,743
275,105	NorthWest Healthcare Properties REIT	2,221,566
72,163	Omega Healthcare Investors Inc.	2,612,301
102,941	OneREIT	286,514
630,197	Parkway Life Real Estate Investment Trust	1,156,367
1,789	Pebblebrook Hotel Trust	53,742
105,859	Physicians Realty Trust	2,266,441
485,489	Plaza Retail REIT	1,825,119
991,588	Prologis Property Mexico SA de CV	1,666,122
377,927	Pure Industrial Real Estate Trust	1,585,023
36,310	Sabra Health Care Real Estate Investment Trust Inc.	925,179
18,272	Senior Housing Properties Trust	408,196
57,453	Smart Real Estate Investment Trust	1,552,642
106,496	Spirit Realty Capital Inc.	1,411,072
10,526	STAG Industrial Inc.	261,361
28,090	Starwood Property Trust Inc.	643,261
907,697	TF Administradora Industrial S de RL de CV	1,515,994
18,653	Universal Health Realty Income Trust	1,148,838
21,147	Urstadt Biddle Properties Inc.	480,248
341,169	VEREIT, Inc.	3,565,216
442,909	Vicinity Centres	1,101,794
240,646	Viva Energy REIT, (10)	459,378
36,615	Washington Prime Group, Inc.	503,090
40,509	Wereldhave NV	1,941,633
89,959	WPT Industrial Real Estate Investment Trust	1,003,043
	Total Real Estate Investment Trusts	85,466,886

NUVEEN	3

DRA	Diversified Real Asset Income Fund
	Portfolio of Investments (continued)	August 31, 2016 (Unaudited)

Shares	Description (1)			Value

	Transportation Infrastructure – 4.4% (3.2% of Total Investments)

21,766	Abertis Infraestructuras S.A			$337,112
79,209	Cosco Shipping Ports Limited			85,769
283,636	Enav S.p.A, (10)			1,176,940
6,523,873	Hopewell Highway Infrastructure Limited			3,801,188
5,158,018	Hutchison Port Holdings Trust			2,217,948
107,902	Jiangsu Expressway Company Limited			151,611
42,250	Macquarie Infrastructure Corporation			3,377,465
252,349	Sydney Airport			1,380,674
317,691	Transurban Group			2,736,198
293,286	Zhejiang Expressway Company Limited			327,026
	Total Transportation Infrastructure			15,591,931

	Water Utilities – 0.3% (0.2% of Total Investments)

669,608	Inversiones Aguas Metropolitanas SA			1,155,862
	Total Common Stocks (cost $190,390,546)			206,637,461

Shares	Description (1)	Coupon	Ratings (11)	Value

	CONVERTIBLE PREFERRED SECURITIES – 9.8% (7.1% of Total Investments)

	Electric Utilities – 3.8% (2.7% of Total Investments)

93,482	Exelon Corporation	6.500%	BB+	$4,431,982
102,595	NextEra Energy Inc.	6.123%	BBB	5,073,324
65,382	NextEra Energy Inc.	6.371%	BBB	3,837,923
	Total Electric Utilities			13,343,229

	Gas Utilities – 0.4% (0.3% of Total Investments)

27,189	Spire, Inc., (12)	6.750%	N/R	1,576,146

	Multi-Utilities – 2.0% (1.4% of Total Investments)

16,909	Black Hills Corp	7.750%	N/R	1,112,612
114,624	Dominion Resources Inc.	6.750%	BBB–	5,828,630
	Total Multi-Utilities			6,941,242

	Oil, Gas & Consumable Fuels – 0.3% (0.3% of Total Investments)

29,615	Anadarko Petroleum Corporation	7.500%	N/R	1,131,293

	Real Estate Investment Trusts – 3.3% (2.4% of Total Investments)

65,040	Alexandria Real Estate Equities Inc.	7.000%	Baa3	2,264,042
45,883	American Homes 4 Rent	5.000%	N/R	1,268,206
44,127	American Tower Corporation	5.500%	N/R	4,791,311
15,657	Equity Commonwealth	6.500%	Ba1	422,739
1,147	FelCor Lodging Trust Inc., Series A.	1.950%	CCC	28,870
6,205	Lexington Corporate Properties Trust, Series B	6.500%	N/R	329,175
36,590	Ramco-Gershenson Properties Trust	7.250%	N/R	2,574,838
	Total Real Estate Investment Trusts			11,679,181
	Total Convertible Preferred Securities (cost $32,903,521)			34,671,091

Shares	Description (1)	Coupon	Ratings (11)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 25.3% (18.3% of Total Investments)

	Electric Utilities – 5.0% (3.6% of Total Investments)

11,814	APT Pipelines Limited	6.455%	N/R	$926,948
58,721	Brookfield Infrastructure Partners LP	5.350%	BBB–	1,130,628
41,665	Entergy Arkansas Inc.	4.875%	A	1,042,042
501	Entergy Louisiana LLC	4.875%	A	12,525
28,294	Entergy New Orleans, Inc.	5.500%	A	765,070
26,220	Entergy Texas Inc.	5.625%	A	719,477
82,026	Integrys Energy Group Inc., (12)	6.000%	Baa1	2,250,793
111,660	NextEra Energy Inc.	5.250%	BBB	2,856,263

4	NUVEEN

Shares	Description (1)	Coupon	Ratings (11)	Value

	Electric Utilities (continued)

54,711	NextEra Energy Inc.	5.000%	BBB	$1,407,167
67,198	Pacific Gas & Electric Corporation	6.000%	BBB+	2,153,696
130,313	PPL Capital Funding, Inc.	5.900%	BBB	3,489,782
37,121	SCE Trust I	5.625%	Baa1	966,631
2,611	SCE Trust V	5.450%	Baa1	77,129
	Total Electric Utilities			17,798,151

	Independent Power & Renewable Electricity Producers – 0.2% (0.2% of Total Investments)

40,578	Brookfield Renewable Partners, Preferred Equity	5.750%	BB+	790,272

	Multi-Utilities – 2.9% (2.1% of Total Investments)

45,190	Dominion Resources Inc.	6.375%	Baa3	2,280,287
191,417	Dominion Resources Inc.	5.250%	BBB–	4,909,846
87,209	DTE Energy Company	5.375%	Baa1	2,271,794
33,462	DTE Energy Company	5.250%	Baa1	867,000
	Total Multi-Utilities			10,328,927

	Oil, Gas & Consumable Fuels – 1.3% (0.9% of Total Investments)

45,379	Kinder Morgan Inc, Delaware	9.750%	N/R	2,263,958
27,207	Nustar Logistics Limited Partnership	7.625%	Ba2	718,809
70,252	Pembina Pipeline Corporation	5.750%	BB+	1,387,469
	Total Oil, Gas & Consumable Fuels			4,370,236

	Real Estate Investment Trusts – 15.4% (11.2% of Total Investments)

38,611	American Homes 4 Rent	6.350%	N/R	1,006,589
5,585	American Homes 4 Rent	5.500%	N/R	152,191
37,395	American Homes 4 Rent	5.000%	N/R	1,026,867
47,768	American Homes 4 Rent	6.500%	N/R	1,295,468
27,746	Apollo Commercial Real Estate Finance	8.625%	N/R	716,679
51,537	Arbor Realty Trust Incorporated	7.375%	N/R	1,308,009
105,500	CBL & Associates Properties Inc.	7.375%	BB	2,690,250
62,693	CBL & Associates Properties Inc.	6.625%	BB	1,628,764
183,565	Cedar Shopping Centers Inc., Series A	7.250%	N/R	4,748,827
43,744	Chesapeake Lodging Trust	7.750%	N/R	1,146,093
26,796	Colony Financial Inc.	7.500%	N/R	681,690
86,648	Colony Financial Inc.	7.125%	N/R	2,171,399
7,338	Colony Financial Inc.	8.500%	N/R	192,182
16,873	Dupont Fabros Technology	6.625%	Ba2	476,662
56,817	EPR Properties Inc.	9.000%	BB	2,125,524
2,960	EPR Properties Inc.	5.750%	BB	89,629
23,940	General Growth Properties	6.375%	N/R	640,874
27,046	Gladstone Commercial Corporation	7.000%	N/R	714,014
79,448	Gramercy Property Trust	7.125%	N/R	2,192,765
75,079	Hersha Hospitality Trust	6.875%	N/R	1,929,530
117,414	Hersha Hospitality Trust	6.500%	N/R	2,995,231
75,220	Investors Real Estate Trust	7.950%	N/R	1,981,295
53,832	LaSalle Hotel Properties	6.300%	N/R	1,434,623
12,609	Northstar Realty Finance Corporation	8.750%	N/R	324,177
112,113	Pebblebrook Hotel Trust	6.500%	N/R	2,914,938
59,934	Pebblebrook Hotel Trust	6.375%	N/R	1,639,794
4,411	Post Properties, Inc., Series A	8.500%	Baa3	295,537
27,665	Rait Financial Trust	7.125%	N/R	670,600
41,098	STAG Industrial Inc.	6.875%	BB+	1,133,894
63,892	Summit Hotel Properties Inc.	7.875%	N/R	1,705,916
123,744	Summit Hotel Properties Inc.	7.125%	N/R	3,242,093
42,582	Summit Hotel Properties Inc.	6.450%	N/R	1,109,687
85,003	Sunstone Hotel Investors Inc.	6.750%	N/R	2,226,229
54,861	UMH Properties Inc.	8.000%	N/R	1,505,934
51,186	Urstadt Biddle Properties	7.125%	N/R	1,361,036
77,598	Urstadt Biddle Properties	6.750%	N/R	2,061,779
11,633	Washington Prime Group, Inc.	7.500%	Ba1	303,970
33,258	Washington Prime Group, Inc.	6.875%	Ba1	876,681
	Total Equity Real Estate Investment Trusts			54,717,420

NUVEEN	5

DRA	Diversified Real Asset Income Fund
	Portfolio of Investments (continued)	August 31, 2016 (Unaudited)

Shares		Description (1)	Coupon		Ratings (11)	Value

		Real Estate Management & Development – 0.2% (0.1% of Total Investments)

24,261		Landmark Infrastructure Partners LP	8.000%		N/R	$619,869

		Trading Companies & Distributors – 0.3% (0.2% of Total Investments)

37,000		GATX Corporation	5.625%		BBB	963,110
		Total $25 Par (or similar) Preferred Securities (cost $85,727,443)				89,587,985

Principal Amount (000)		Description (1)	Coupon	Maturity	Ratings (11)	Value

		CONVERTIBLE BONDS – 0.8% (0.6% of Total Investments)

		Multi-Utilities – 0.5% (0.3% of Total Investments)

$1,670		Dominion Resources Inc.	5.750%	10/01/54	BBB–	$1,724,275

		Oil, Gas & Consumable Fuels – 0.3% (0.3% of Total Investments)

1,705		DCP Midstream LLC, 144A	5.850%	5/21/43	BB–	1,304,325
$3,375		Total Convertible Bonds (cost $3,312,777)				3,028,600

Principal Amount (000) (13)		Description (1)	Coupon	Maturity	Ratings (11)	Value

		CORPORATE BONDS – 18.3% (13.2% of Total Investments)

		Commercial Services & Supplies – 1.7% (1.3% of Total Investments)

$1,730		ADS Waste Holdings Inc.	8.250%	10/01/20	CCC+	$1,810,012
442		Casella Waste Systems Inc.	7.750%	2/15/19	B	451,945
2,170		Covanta Holding Corporation	5.875%	3/01/24	Ba3	2,180,850
1,515		GFL Environmental Corporation, 144A	9.875%	2/01/21	B	1,651,350
		Total Commercial Services & Supplies				6,094,157

		Construction & Engineering – 0.3% (0.2% of Total Investments)

7,500	NOK	VV Holding AS, 144A	6.230%	7/10/19	N/R	839,307

		Consumer Finance – 0.1% (0.1% of Total Investments)

330		Covenant Surgical Partners Inc., 144A	8.750%	8/01/19	B–	318,450

		Diversified Telecommunication Services – 1.4% (1.0% of Total Investments)

832		CyrusOne LP Finance	6.375%	11/15/22	BB	884,000
1,925		Qualitytech LP/QTS Finance Corp.	5.875%	8/01/22	BB	1,987,563
2,015		SBA Communications Corporation, 144A	4.875%	9/01/24	B	2,042,706
		Total Diversified Telecommunication Services				4,914,269

		Electric Utilities – 0.2% (0.1% of Total Investments)

775		Intergen NV, 144A	7.000%	6/30/23	B1	635,500

		Energy Equipment & Services – 0.6% (0.5% of Total Investments)

520		Compressco Partners LP / Compressco Finance Corporation	7.250%	8/15/22	B–	468,000
1,515	EUR	Origin Energy Finance Limited, Reg S	7.875%	6/16/71	BB	1,768,821
		Total Energy Equipment & Services				2,236,821

		Gas Utilities – 1.3% (0.9% of Total Investments)

1,000		AmeriGas Partners LP/AmeriGas Finance Corporation	5.875%	8/20/26	BB	1,072,500
1,495		Ferrellgas LP	6.750%	1/15/22	B+	1,401,563
965		LBC Tank Terminals Holdings Netherlands BV, 144A	6.875%	5/15/23	B	955,350
1,205		Suburban Propane Partners LP	5.750%	3/01/25	BB–	1,217,050
		Total Gas Utilities				4,646,463

		Health Care Equipment & Supplies – 0.3% (0.2% of Total Investments)

1,000		Tenet Healthcare Corporation	8.125%	4/01/22	B–	1,012,500

6	NUVEEN

Principal Amount (000) (13)		Description (1)	Coupon	Maturity	Ratings (11)	Value

		Health Care Providers & Services – 1.4% (1.0% of Total Investments)

$560		Acadia Healthcare	5.625%	2/15/23	B	$569,800
1,065		Community Health Systems, Inc.	6.875%	2/01/22	B	883,950
1,045		Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	947,031
1,285		Kindred Healthcare Inc.	6.375%	4/15/22	B–	1,217,537
390		Lifepoint Health Inc.	5.875%	12/01/23	Ba2	410,475
915		Select Medical Corporation	6.375%	6/01/21	B–	916,144
		Total Health Care Providers & Services				4,944,937

		Hotels, Restaurants & Leisure – 0.3% (0.2% of Total Investments)

1,060		MGM Growth Properties Operating Partnership LP / MGP Escrow Co-Issuer, Inc., 144A	4.500%	9/01/26	BB–	1,059,338

		Independent Power & Renewable Electricity Producers – 0.3% (0.2% of Total Investments)

1,355		GenOn Energy Inc.	9.500%	10/15/18	CCC+	1,060,288

		Internet Software & Services – 0.3% (0.2% of Total Investments)

965		Equinix Inc.	5.750%	1/01/25	BB+	1,032,550

		IT Services – 0.5% (0.3% of Total Investments)

1,610		Zayo Group LLC / Zayo Capital Inc.	6.000%	4/01/23	B–	1,674,400

		Marine – 0.2% (0.1% of Total Investments)

955		Navios South American Logisitics Inc., Finance US Inc., 144A	7.250%	5/01/22	B–	663,725

		Multi-Utilities – 1.5% (1.1% of Total Investments)

1,505	GBP	Centrica PLC, Reg S	5.250%	4/10/75	BBB	2,075,104
2,400	GBP	RWE AG, Reg S	7.000%	3/29/49	BB+	3,309,136
		Total Multi-Utilities				5,384,240

		Oil, Gas & Consumable Fuels – 3.0% (2.2% of Total Investments)

145		Calumet Specialty Products	6.500%	4/15/21	CCC+	120,350
1,415		Calumet Specialty Products	7.625%	1/15/22	CCC+	1,160,300
510		Crestwood Midstream Partners LP	6.125%	3/01/22	BB–	495,975
1,355		Energy Transfer Equity LP	5.500%	6/01/27	BB+	1,358,387
860		Gibson Energy, 144A	6.750%	7/15/21	BB	872,900
670		Global Partners LP/GLP Finance	6.250%	7/15/22	B+	603,000
95		Global Partners LP/GLP Finance	7.000%	6/15/23	B+	86,450
1,100		Martin Mid-Stream Partners LP Finance	7.250%	2/15/21	B–	1,043,625
1,205		NGL Energy Partners LP/Fin Co	5.125%	7/15/19	BB–	1,129,688
335		NGL Energy Partners LP/Fin Co	6.875%	10/15/21	BB–	311,550
965		Northern Tier Energy LLC	7.125%	11/15/20	BB–	981,888
950		Rose Rock Midstream LP / Rose Rock Finance Corporation	5.625%	7/15/22	B	874,000
925		Sabine Pass Liquefaction LLC	6.250%	3/15/22	BB+	989,750
790		Summit Midstream Holdings LLC Finance	5.500%	8/15/22	B	745,563
		Total Oil, Gas & Consumable Fuels				10,773,426

		Real Estate Investment Trusts – 2.9% (2.1% of Total Investments)

1,815		Care Capital Properties, Inc., 144A	5.125%	8/15/26	BBB–	1,830,872
635		Corporate Office Properties LP	5.000%	7/01/25	BBB–	684,502
1,755		DuPont Fabros Technology LP	5.625%	6/15/23	Ba1	1,838,362
270		EPR Properties Inc.	4.500%	4/01/25	Baa2	275,072
1,200		Geo Group Inc.	6.000%	4/15/26	B+	1,075,500
725		MPT Operating Partnership Finance	5.250%	8/01/26	BBB–	770,313
930		Omega Healthcare Investors Inc.	4.500%	4/01/27	BBB–	940,552
1,600		PLA Administradora Industrial, S. de R.L. de C.V., 144A	5.250%	11/10/22	Baa3	1,680,000
1,070		Trust F/1401, 144A	5.250%	1/30/26	Baa2	1,142,225
		Total Real Estate Investment Trusts				10,237,398

		Real Estate Management & Development – 0.8% (0.6% of Total Investments)

1,215		Hunt Companies Inc., 144A	9.625%	3/01/21	N/R	1,236,262
1,625		Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB–	1,641,250
		Total Real Estate Management & Development				2,877,512

NUVEEN	7

DRA	Diversified Real Asset Income Fund
	Portfolio of Investments (continued)	August 31, 2016 (Unaudited)

Principal Amount (000) (13)		Description (1)	Coupon	Maturity	Ratings (11)	Value

		Road & Rail – 0.3% (0.2% of Total Investments)

$1,090		Watco Companies LLC Finance, 144A	6.375%	4/01/23	B	$1,092,725

		Software – 0.4% (0.3% of Total Investments)

1,465		SixSigma Networks Mexico SA de CV, 144A	8.250%	11/07/21	B+	1,470,860

		Wireless Telecommunication Services – 0.5% (0.4% of Total Investments)

1,831		Inmarsat Finance PLC, 144A	4.875%	5/15/22	BB+	1,776,070
		Total Corporate Bonds (cost $65,165,411)				64,744,936

Principal Amount (000) (13)		Description (1)	Coupon	Maturity	Ratings (11)	Value

		$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 9.9% (7.2% of Total Investments)

		Diversified Financial Services – 0.3% (0.2% of Total Investments)

$1,200		National Rural Utilities Cooperative Finance Corporation	5.250%	4/20/46	A3	$1,266,798

		Electric Utilities – 6.2% (4.5% of Total Investments)

2,560		AES Gener SA, 144A	8.375%	12/18/73	BB	2,726,400
1,445		ComEd Financing III	6.350%	3/15/33	Baa2	1,537,187
7,095		Emera, Inc.	6.750%	6/15/76	BBB–	7,671,468
2,395		Enel SpA, 144A	8.750%	9/24/73	BBB–	2,796,163
1,800	EUR	Energias de Portugal, SA, Reg S	5.375%	9/16/75	Ba2	2,104,687
900		FPL Group Capital Inc.	2.913%	10/01/66	BBB	726,750
2,955	GBP	NGG Finance PLC, Reg S	5.625%	6/18/73	BBB	4,406,145
		Total Electric Utilities				21,968,800

		Energy Equipment & Services – 3.0% (2.2% of Total Investments)

4,685		Transcanada Trust	5.875%	8/15/76	BBB	4,989,525
5,655		Transcanada Trust	5.625%	5/20/75	BBB	5,612,588
		Total Energy Equipment & Services				10,602,113

		Oil, Gas & Consumable Fuels – 0.4% (0.3% of Total Investments)

1,330		Enterprise Products Operating LP	7.034%	1/15/68	Baa2	1,414,577
		Total $1,000 Par (or similar) Institutional Preferred (cost $34,035,027)				35,252,288

Shares		Description (1), (14)				Value

		INVESTMENT COMPANIES – 1.1% (0.8% of Total Investments)

		Diversified Other – 0.8% (0.6% of Total Investments)

1,240,706		John Laing Infrastructure Fund				$2,199,463
448,146		NextEnergy Solar Fund				612,022
		Total Diversified Other				2,811,485

		Real Estate Management & Development – 0.3% (0.2% of Total Investments)

708,593		Starwood European Real Estate Finance Limited				997,949
		Total Investment Companies (cost $3,861,202)				3,809,434
		Total Long-Term Investments (cost $472,193,499)				475,871,914

8	NUVEEN

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 4.0% (2.9% of Total Investments)

	REPURCHASE AGREEMENTS – 4.0% (2.9% of Total Investments)

$14,199	Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/31/16, repurchase price $14,198,863, collateralized by $13,765,000 U.S. Treasury Notes, 2.125%, due 5/15/25, value $14,487,663	0.030%	9/01/16	$14,198,851
	Total Short-Term Investments (cost $14,198,851)			14,198,851
	Total Investments (cost $486,392,350) – 138.2%			490,070,765
	Borrowings – (38.4)% (15), (16)			(136,300,000)
	Other Assets Less Liabilities – 0.2% (17)			856,884
	Net Assets – 100%			$354,627,649

Investments in Derivatives as of August 31, 2016

Futures Contracts

Description	Contract Position	Number of Contracts	Contract Expiration	Notional Amount at Value	Variation Margin Receivable/ (Payable)	Unrealized Appreciation (Depreciation)
U.S. Treasury 5-Year Note	Short	(67)	12/16	$(8,123,750)	$64	$64

Total Return Swaps

Counterparty	Receive	Pay	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	iShares International Developed Real Estate ETF	3-Month USD-LIBOR-ICE	6/06/17	$3,696,480	$(4,896)
Morgan Stanley Capital Services LLC	VanEck Vectors Preferred Securities ex Financials ETF	3-Month USD-LIBOR-ICE	6/06/17	11,611,488	128,892
Morgan Stanley Capital Services LLC	SPDR® S&P® Global Infrastructure ETF	3-Month USD-LIBOR-ICE	6/06/17	9,932,469	(104,098)
Morgan Stanley Capital Services LLC	iShares iBoxx $ High Yield Corporate Bond ETF	3-Month USD-LIBOR-ICE	6/06/17	6,335,600	184,992
Morgan Stanley Capital Services LLC	Vanguard REIT ETF	3-Month USD-LIBOR-ICE	6/06/17	3,703,843	201,940
				$35,279,880	$406,830

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NUVEEN	9

DRA	Diversified Real Asset Income Fund
	Portfolio of Investments (continued)	August 31, 2016 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Whole Loans	$—	$—	$30,140,119	$30,140,119
Corporate Notes	—	—	8,000,000	8,000,000
Common Stocks	206,636,514	—	947	206,637,461
Convertible Preferred Securities	33,094,945	1,576,146	—	34,671,091
$25 Par (or similar) Retail Preferred	87,337,192	2,250,793	—	89,587,985
Convertible Bonds	—	3,028,600	—	3,028,600
Corporate Bonds	—	64,744,936	—	64,744,936
$1,000 Par (or similar) Institutional Preferred	—	35,252,288	—	35,252,288
Investment Companies	3,809,434	—	—	3,809,434

Short-Term Investments:
Repurchase Agreements	—	14,198,851	—	14,198,851

Investments in Derivatives:
Futures Contracts*	64	—	—	64
Total Return Swaps*	—	406,829	—	406,829
Total	$330,878,149	$121,458,443	$38,141,066	$490,477,658
*	Represents net unrealized appreciation (depreciation).

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

	Level 3
	Whole Loans	Corporate Notes	Common Stocks	Total
Balance at the beginning of period	$35,794,041	$8,000,000	$—	$43,794,041
Gains (losses):
Net realized gains (losses)	(4,183,234)	—	—	(4,183,234)
Change in net unrealized appreciation (depreciation)	3,928,464	—	236	3,928,700
Purchases at cost	—	—	711	711
Sales at proceeds	(5,542,255)	—	—	(5,542,255)
Net discounts (premiums)	143,103	—	—	143,103
Transfers into	—	—	—	—
Transfers (out of)	—	—	—	—
Balance at the end of period	$30,140,119	$8,000,000	$947	$38,141,066

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets as of the end of the reporting period, were as follows:

	Market Value	Techniques	Unobservable Inputs	Range
Commercial & Multifamily Whole Loans	$1,688,864	Discounted Cash Flow	Yield Spread	2.65%—2.74%
		Discounted Cash Flow	Liquidity Spread	0.50%
		Discounted Cash Flow	Debt Service Coverage Ratio	0.00—1.00
	9,751,160	Appraisals	N/A	N/A
	12,739,854	Expected Value	N/A	N/A
Commercial & Multifamily Whole Loans and Corporate Notes	13,960,241	Price Ceiling	Cap	100.00
Total	$38,140,119

As of the end of the reporting period, the Common Stocks fair valued as Level 3 are valued at one third of their parent company’s exchange-traded price.

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels as of the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Convertible Preferred Securities	$2,264,042	$—	$—	$(2,264,042)	$—	$—
$25 Par (or similar) Retail Preferred	3,198,743	—	—	(3,198,743)	—	—

10	NUVEEN

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of August 31, 2016, the cost of investments (excluding investments in derivatives) was $494,877,327.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of August 31, 2016, were as follows:

Gross unrealized:
Appreciation	$28,944,579
Depreciation	(33,751,141)
Net unrealized appreciation (depreciation) of investments	$(4,806,562)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.

(2)	Represents the interest rate, coupon and maturity in effect as of the end of the reporting period.

(3)	Interest rates on whole loans and corporate notes are the net coupon rates in effect (after reducing the coupon rate by any mortgage servicing fees paid to mortgage servicers) as of the end of the reporting period.

(4)	Securities purchased as part of a private placement, which have not been registered with U.S. Securities and Exchange Commission under the Securities Act of 1933 and which are considered to be illiquid.

(5)	Investments valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investments are classified as Level 3 unless otherwise noted.

(6)	Interest only – Represents securities that entitle holders to receive only interest payments on the mortgage. Principal balance on the loan is due at maturity. The interest rate disclosed represents the net coupon rate in effect as of the end of the reporting period.

(7)	Loan is currently in default with regards to scheduled interest and/or principal payments.

(8)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(9)	The interest rate will increase to 2.000% on March 1, 2017.

(10)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(11)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(12)	For fair value measurement disclosure purposes, investment classified as Level 2.

(13)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(14)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(15)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for Borrowings.

(16)	Borrowings as a percentage of Total Investments is 27.8%.

(17)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

EUR	Euro

GBP	Pound Sterling

NOK	Norwegian Krone

Reg S	Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

NUVEEN	11

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Diversified Real Asset Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: October 28, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: October 28, 2016